Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	AFL CIO HOUSING INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000225030
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2019
Prospectus Date	rr_ProspectusDate	Apr. 12, 2019
AFL CIO HOUSING INVESTMENT TRUST
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AFL-CIO Housing Investment Trust
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (“HIT”) is to generate competitive risk-adjusted total rates of return for its investors (“Participants”) by investing in fixed-income investments, primarily multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”). Other important objectives of the HIT are to encourage the construction of housing and to facilitate employment for union members in the construction trades and related industries. To accomplish its objectives, the HIT focuses its investments in multifamily Mortgage Securities (including those that directly or indirectly finance new construction or rehabilitation of multifamily housing projects and healthcare facilities) and in Mortgage Securities backed by multifamily or single family loans. All on-site construction work financed through the HIT’s investments is required to be performed by 100% union labor.

Expense [Heading]	rr_ExpenseHeading	EXPENSES OF THE HIT
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the expenses that you may pay if you buy and hold units of beneficial interest in the HIT (“Units”). The HIT does not assess any sales charges (loads), redemption fees, exchange fees or any other account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL HIT OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The HIT generally conducts securities transactions on a principal-to-principal basis and does not pay commissions for trades. The HIT may incur transaction costs when it buys and sells certain securities (or “turns over” parts of its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the HIT’s portfolio turnover rate was 15.31% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the HIT with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the HIT for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the HIT’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The HIT’s principal investment strategy is to construct and manage a portfolio that is composed primarily of multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”) with higher yield, higher credit quality and similar interest rate risk versus the securities in the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate”). As such, the HIT pursues a fundamental policy to concentrate in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry. The HIT holds government and agency issued, guaranteed or insured multifamily mortgage-backed securities (“MBS”) that have call (or prepayment) protection, in place of corporate debt, some U.S. Treasury securities and some government-sponsored entity debt held in the Barclays Aggregate. Since government/agency multifamily MBS offer higher yields than comparable securities with similar credit and interest rate risk, the HIT expects to offer superior risk-adjusted returns compared to the Barclays Aggregate.

All securities in which the HIT invests must meet certain requirements described in detail later in this Prospectus and in the HIT’s Statement of Additional Information (“SAI”). Some types of these securities must meet certain standards of nationally recognized statistical rating organizations among other indicia of creditworthiness. The investment personnel of the HIT monitor the HIT’s investments compared with those in the Barclays Aggregate and may adjust allocations by purchasing or selling securities. When deciding whether to buy or sell a specific security, the investment personnel of the HIT compare the security to other similar securities and consider factors such as price, yield, duration and convexity (measures of interest rate sensitivity), servicer, geographic location, call or prepayment protection, as well as liquidity. The HIT may purchase Mortgage Securities by way of forward commitments. The HIT does not invest in Mortgage Securities that contain subprime loans.

The HIT uses a variety of strategies to manage risk. These strategies include, but are not limited to, managing the duration of the HIT portfolio within a range comparable to the Barclays Aggregate, and managing prepayment risk by negotiating prepayment restrictions for Mortgage Securities backed by multifamily housing or healthcare facility projects. The HIT seeks to minimize the risk of credit and default losses by purchasing securities that are guaranteed, insured, or otherwise credit-enhanced or that meet other criteria intended to manage risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the HIT will meet its investment objectives. The value of the HIT’s investments and the resulting value of the Units may go up or down and Participants’ holdings in the HIT could gain or lose value. As with any investment, you may lose money by investing in the HIT. The HIT’s other principal risks are:

Market Risk: The value of securities held by the HIT may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates or adverse investor sentiment.

Interest Rate Risk: As with any fixed-income investment, the market value of the HIT’s investments will generally fall when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of certain securities of the HIT to increase, which could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk: Generally, the market value of the HIT’s investments will rise at times when market interest rates fall. However, at times when market interest rates fall below the interest rates on the investments, some borrowers may prepay the HIT’s fixed-income securities or their underlying mortgages more quickly than might otherwise be the case. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates than those which were prepaid. When market interest rates rise above the interest rates of the HIT’s investments, the prepayment rate of the mortgage loans backing certain HIT securities may decrease, causing the average maturity of the HIT’s investments to lengthen and making these investments more sensitive to interest rate changes. This could, in turn, further reduce the value of the HIT’s portfolio and make the HIT’s Unit price more volatile.

Credit Risk: Credit risk is the risk of loss of principal and interest as a result of a failure of an issuer of the HIT’s investments to make timely payments, a failure of a credit enhancement backing the HIT’s investments after a default on the underlying mortgage loan or other asset, a downgrading of the credit rating (or a perceived decline in the creditworthiness) of an investment or the provider of the credit enhancement for an investment, or a decline in the value of assets underlying the mortgage loan or other asset.

Default Risk: There is a risk that borrowers may default under the mortgage loans or other assets that directly or indirectly secure the HIT’s investments. In the event of default, the HIT may experience a loss of principal and interest and any premium value on the related securities. This risk may be lessened to the extent that the securities are guaranteed or insured by a third party, including an agency of the U.S. government.

Concentration Risk: The HIT concentrates its investments in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry, which have experienced price volatility in the past. This concentration subjects the HIT to greater risk of loss as a result of adverse economic, political or regulatory conditions, or other developments than if its investments were diversified across different industries.

U.S. Government-Related Securities Risk: There are different types of U.S. government-related securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Liquidity Risk: Markets for particular types of securities may experience issues with liquidity. That is, a lack of buyers at a particular time could negatively impact the value of a security during such period, even though over time the payment obligations under the security may be met. Markets for some of the types of securities in which the HIT may invest have experienced liquidity issues in the past, and its investments may experience liquidity issues in the future.

Leverage Risk: The use of some investment or investing techniques may have the effect of magnifying, or leveraging, small changes in an asset, index or market. The HIT does not leverage its portfolio through the use of borrowings or derivatives, but it may invest in forward commitments which may effectively add leverage to its portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you may lose money by investing in the HIT.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HIT PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next. The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compare with those of the Barclays Aggregate. The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future. Updated performance information is available on the HIT’s website at www.aflcio-hit.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compare with those of the Barclays Aggregate.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aflcio-hit.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS (Calendar Years-Net of Operating Expenses)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period identified in the bar chart above, the highest return for a quarter was 3.28% (quarter ended September 30, 2011) and the lowest return for a quarter was -3.00% (quarter ended December 31, 2016).

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
AFL CIO HOUSING INVESTMENT TRUST | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
AFL CIO HOUSING INVESTMENT TRUST | AFL CIO HOUSING INVESTMENT TRUST
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual HIT Operating Expenses	rr_ExpensesOverAssets	0.42%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.31%
One Year	rr_ExpenseExampleYear01	$ 43
Three Years	rr_ExpenseExampleYear03	136
Five Years	rr_ExpenseExampleYear05	238
Ten Years	rr_ExpenseExampleYear10	$ 535
Annual Return 2009	rr_AnnualReturn2009	6.28%
Annual Return 2010	rr_AnnualReturn2010	6.16%
Annual Return 2011	rr_AnnualReturn2011	7.86%
Annual Return 2012	rr_AnnualReturn2012	4.27%
Annual Return 2013	rr_AnnualReturn2013	(2.37%)
Annual Return 2014	rr_AnnualReturn2014	6.10%
Annual Return 2015	rr_AnnualReturn2015	1.13%
Annual Return 2016	rr_AnnualReturn2016	1.94%
Annual Return 2017	rr_AnnualReturn2017	3.17%
Annual Return 2018	rr_AnnualReturn2018	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.42%